Quarterly Financial Information (Tables)	12 Months Ended
Sep. 01, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2015	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$3,600	$3,853	$4,166	$4,573
Gross margin	970	1,202	1,405	1,638
Operating income	427	631	855	1,085
Net income	471	491	935	1,002
Net income attributable to Micron	471	491	934	1,003

Earnings per share
Basic	$0.44	$0.46	$0.87	$0.94
Diluted	0.42	0.42	0.78	0.84

2016	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$3,217	$2,898	$2,934	$3,350
Gross margin	579	498	579	849
Operating income (loss)	(32)	(27)	(5)	232
Net income (loss)	(170)	(215)	(96)	206
Net income (loss) attributable to Micron	(170)	(215)	(97)	206

Earnings (loss) per share
Basic	$(0.16)	$(0.21)	$(0.09)	$0.20
Diluted	(0.16)	(0.21)	(0.09)	0.19